CIK 876663

For Internal Use Only
Sec File No. 91-01728

Submit 1 Original
and 9 Copies

OMB APPROVAL	
OMB Number:	3235-0504
Expires:	June 30, 2007
Estimated average burden hours per response.	2.00

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

MAY 2 2007

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETIN

07071228

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Chicago Board Options Exchange Inc
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Broker-Dealer
3. Class of New Derivative Securities Product:
Exchange-Traded Fund
4. Name of Underlying Instrument:
ISHARES DJ US BASIC MATL SEC
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
IYM
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Amex, NASDAQ, NYSE
8. Settlement Methodology of New Derivative Securities Product:
Not Applicable
9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

PROCESSED
JUL 23 2007
THOMSON
FINANCIAL

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Angelo Evangelou

Title:
Assistant General Counsel

Telephone Number:
(312) 786-7464

Manual Signature of Official Responsible for Form:

Date:
May 17, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 21

END

SEC 2449 (6-01)